Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
May 31, 2019

Dates Covered
Collections Period	04/05/19 - 05/31/19
Interest Accrual Period	05/15/19 - 06/16/19
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	830,130,114.97	36,170
Original Yield Supplement Overcollateralization Amount	49,352,994.21	0
Aggregate Starting Principal Balance	879,483,109.18	36,170
Principal Payments	46,371,437.32	852
Defaulted Receivables	281,958.39	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/19	41,751,445.30	0
Pool Balance at 05/31/19	791,078,268.17	35,309

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.70%
Prepayment ABS Speed	0.97%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,542,334.37	117
Past Due 61-90 days	496,134.68	19
Past Due 91-120 days	22,466.37	1
Past Due 121+ days	0.00	0
Total	3,060,935.42	137

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.37%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.06%
Delinquency Trigger Occurred	NO

Recoveries	164,665.82
Aggregate Net Losses/(Gains) - May 2019	117,292.57
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.16%
Prior Net Losses Ratio	N/A
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	9,097,400.08
Actual Overcollateralization	9,097,400.08
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.43%
Weighted Average Remaining Term	61.00

Flow of Funds	$ Amount

Collections	52,120,825.36
Investment Earnings on Cash Accounts	2,266.94
Servicing Fee	(1,368,084.84)
Transfer to Collection Account	-
Available Funds	50,755,007.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,748,555.28
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	24,521,731.83
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,097,400.08
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,846,539.02

Total Distributions of Available Funds	50,755,007.46

Servicing Fee	1,368,084.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Original Note Balance	828,050,000.00
Principal Paid	46,069,131.91
Note Balance @ 06/17/19	781,980,868.09

Class A-1
Original Note Balance	171,000,000.00
Principal Paid	46,069,131.91
Note Balance @ 06/17/19	124,930,868.09
Note Factor @ 06/17/19	73.0589872%

Class A-2
Original Note Balance	268,940,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	268,940,000.00
Note Factor @ 06/17/19	100.0000000%

Class A-3
Original Note Balance	268,940,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	268,940,000.00
Note Factor @ 06/17/19	100.0000000%

Class A-4
Original Note Balance	81,820,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	81,820,000.00
Note Factor @ 06/17/19	100.0000000%

Class B
Original Note Balance	24,900,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	24,900,000.00
Note Factor @ 06/17/19	100.0000000%

Class C
Original Note Balance	12,450,000.00
Principal Paid	0.00
Note Balance @ 06/17/19	12,450,000.00
Note Factor @ 06/17/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,839,336.53
Total Principal Paid	46,069,131.91
Total Paid	47,908,468.44

Class A-1
Coupon	2.54330%
Interest Paid	398,662.28
Principal Paid	46,069,131.91
Total Paid to A-1 Holders	46,467,794.19

Class A-2
Coupon	2.63000%
Interest Paid	589,426.83
Principal Paid	0.00
Total Paid to A-2 Holders	589,426.83

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.2212868
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	55.6356886
Total Distribution Amount	57.8569754

A-1 Interest Distribution Amount	2.3313584
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	269.4101281
Total A-1 Distribution Amount	271.7414865

A-2 Interest Distribution Amount	2.1916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.1916667

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	532.28
Noteholders' Third Priority Principal Distributable Amount	270.25
Noteholders' Principal Distributable Amount	197.47

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/19	2,075,325.29
Investment Earnings	2,266.94
Investment Earnings Paid	(2,266.94)
Deposit/(Withdrawal)	-
Balance as of 06/17/19	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Credit Risk Retention Information

The fair value of the notes and the certificates on the Closing Date is summarized below. The totals may not sum due to rounding.

	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class of Securities
Class A Notes	$790.68	90.5%
Class B Notes	$24.89	2.9%
Class C Notes	$12.45	1.4%
Fair Value of the Notes	$828.02	94.8%
Certificates	$45.23	5.2%
Total	$873.25	100.0%
Reserve Account	$2.08	0.2%
Fair Value of the Certificates and Reserve Account	$47.30	5.4%

The fair value of the Certificates and Reserve Account is expected to represent at least 5% of the sum of the fair value of the Notes and the Certficates.